SUBSEQUENT EVENTS (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Operating expenses		$ 35,093	$ 27,295	$ 26,933
Durum Wheat [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Sale of long term assets	$ 19,000
Operating expenses	$ 10,000